Benefit Payments, Pension (Detail) - Pension ₨ in Millions	Mar. 31, 2016 INR (₨)
Benefit payments
2017	₨ 155.8
2018	120.1
2019	112.9
2020	85.3
2021	63.4
2022-2026	₨ 173.4